Available-for-sale investments (Tables)	12 Months Ended
Dec. 31, 2017
Availableforsale Financial Assets [Abstract]
Schedule of Available-for-sale Investments

	2017 £m	2016 £m

1 January	58	72

Differences on exchange	–	10

Additions	90	4

Revaluations	(27)	–

Disposals	(14)	(28)

31 December	107	58

Current	65	15

Non-current	42	43

	107	58